Revenue, Accounts Receivable and Provision for Credit Losses, Revenue and Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenues and Accounts Receivable [Abstract]
Accounts receivable, net of provision for credit losses	$ 9,049		$ 9,110
Deferred revenue	1,889		1,378
Revenues [Abstract]
Maximum loss if charterers failed to perform	8,316		6,440
Spot Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	2,631	$ 13,225
Accounts receivable, net of provision for credit losses	840		2,636
Contract assets	118		167
Time Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	29,314	0
Accounts receivable, net of provision for credit losses	644		34
Deferred revenue	1,889		1,378
Pool Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	29,039	$ 12,050
Accounts receivable, net of provision for credit losses	$ 7,565		$ 6,440
Time and Pool Charters [Member]
Revenues and Accounts Receivable [Abstract]
Operating Lease, Lease Income, Statement of Income [Extensible Enumeration]	Revenues	Revenues
Revenues [Member] | Customer Concentration Risk [Member] | Charterer A [Member]
Revenues [Abstract]
Concentration risk percentage	32.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer B [Member]
Revenues [Abstract]
Concentration risk percentage	19.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer C [Member]
Revenues [Abstract]
Concentration risk percentage	12.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer D [Member]
Revenues [Abstract]
Concentration risk percentage	16.00%	48.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer E [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	15.00%